Property, plant and equipment (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Property, plant and equipment
Amount at beginning of the year	R 167,457	R 158,773
Additions	2,720	6,992	R 1,112
Additions, to sustain existing operations	2,401	4,606
Additions, to expand operations	319	2,386
Net reclassification (to)/from other assets	(390)
Reduction in rehabilitation provisions capitalised (note 31)	(1)	(961)
Disposal of business		(24)
Projects capitalised	96,084	25,316
Reclassification (to)/from held for sale	(503)	(41)
Translation of foreign operations	(64)	1,639
Disposal and scrapping	(708)	(567)
Current year depreciation charge	(17,535)	(16,047)
Net impairment of property, plant and equipment	(13,511)	(7,623)
Amount at ending of the year	233,549	167,457	158,773
Cost
Property, plant and equipment
Amount at beginning of the year	328,336	298,758
Amount at ending of the year	418,754	328,336	298,758
Accumulated depreciation and impairment
Property, plant and equipment
Amount at beginning of the year	(160,879)	(139,985)
Amount at ending of the year	(185,205)	(160,879)	(139,985)
Land
Property, plant and equipment
Amount at beginning of the year	2,744	1,357
Additions	6	5
Additions, to sustain existing operations	6	5
Net reclassification (to)/from other assets	(6)	3
Projects capitalised	1,452	1,268
Reclassification (to)/from held for sale	(8)	15
Translation of foreign operations	36	113
Disposal and scrapping	(22)	(17)
Amount at ending of the year	4,202	2,744	1,357
Land | Cost
Property, plant and equipment
Amount at beginning of the year	3,036	1,630
Amount at ending of the year	4,403	3,036	1,630
Land | Accumulated depreciation and impairment
Property, plant and equipment
Amount at beginning of the year	(292)	(273)
Amount at ending of the year	(201)	(292)	(273)
Buildings and improvements
Property, plant and equipment
Amount at beginning of the year	8,537	7,851
Additions	395	367
Additions, to sustain existing operations	76	29
Additions, to expand operations	319	338
Net reclassification (to)/from other assets	19	(171)
Reduction in rehabilitation provisions capitalised (note 31)		(2)
Projects capitalised	7,281	928
Reclassification (to)/from held for sale	(57)	(6)
Translation of foreign operations	4	151
Disposal and scrapping	(90)	(9)
Current year depreciation charge	(643)	(572)
Net impairment of property, plant and equipment	(12)
Amount at ending of the year	15,434	8,537	7,851
Buildings and improvements | Cost
Property, plant and equipment
Amount at beginning of the year	15,652	14,231
Amount at ending of the year	23,034	15,652	14,231
Buildings and improvements | Accumulated depreciation and impairment
Property, plant and equipment
Amount at beginning of the year	(7,115)	(6,380)
Amount at ending of the year	(7,600)	(7,115)	(6,380)
Plant, equipment and vehicles
Property, plant and equipment
Amount at beginning of the year	127,336	117,699
Additions	959	6,327
Additions, to sustain existing operations	959	4,279
Additions, to expand operations		2,048
Net reclassification (to)/from other assets	(97)	169
Reduction in rehabilitation provisions capitalised (note 31)	(1)	(85)
Disposal of business		(24)
Projects capitalised	83,768	19,990
Reclassification (to)/from held for sale	(438)	(50)
Translation of foreign operations	(182)	1,512
Disposal and scrapping	(547)	(428)
Current year depreciation charge	(13,607)	(12,445)
Net impairment of property, plant and equipment	(11,956)	(5,329)
Amount at ending of the year	185,235	127,336	117,699
Plant, equipment and vehicles | Cost
Property, plant and equipment
Amount at beginning of the year	239,262	215,017
Amount at ending of the year	316,548	239,262	215,017
Plant, equipment and vehicles | Accumulated depreciation and impairment
Property, plant and equipment
Amount at beginning of the year	(111,926)	(97,318)
Amount at ending of the year	(131,313)	(111,926)	(97,318)
Mineral assets
Property, plant and equipment
Amount at beginning of the year	28,840	31,866
Additions	1,360	293
Additions, to sustain existing operations	1,360	293
Net reclassification (to)/from other assets	(306)	(1)
Reduction in rehabilitation provisions capitalised (note 31)		(874)
Projects capitalised	3,583	3,130
Translation of foreign operations	78	(137)
Disposal and scrapping	(49)	(113)
Current year depreciation charge	(3,285)	(3,030)
Net impairment of property, plant and equipment	(1,543)	(2,294)
Amount at ending of the year	28,678	28,840	31,866
Mineral assets | Cost
Property, plant and equipment
Amount at beginning of the year	70,386	67,880
Amount at ending of the year	74,769	70,386	67,880
Mineral assets | Accumulated depreciation and impairment
Property, plant and equipment
Amount at beginning of the year	(41,546)	(36,014)
Amount at ending of the year	R (46,091)	R (41,546)	R (36,014)